Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Schedule of Vipshop Information's total assets, total liabilities, total equity, net revenues, total operating expenses and net (loss) income attributable to the Company and after intercompany eliminations

	As of December 31,
	2012	2013
	$	$
Total assets	173,424,245	631,848,860
Current Liabilities:
Accounts payable	(101,556)	(70,026)
Advance from customers	(55,948,713)	(131,781,751)
Accrued expenses and other current liabilities	(24,908,418)	(101,097,647)
Amounts due to related parties	(789,057)	(1,369,767)
Deferred income	(10,850,319)	(20,592,249)

Total current liabilities	(92,598,063)	(254,911,440)

Total liabilities	(92,598,063)	(254,911,440)

Total equity	80,826,182	376,937,420

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Net revenues	226,291,723	691,975,575	1,694,782,751
Total operating expenses	(55,725,479)	(70,858,631)	(204,766,265)
Net (loss) income	(26,409,424)	8,058,229	(1,946,318)

Schedule of classification and estimated useful lives of plant and machinery

Classification	Estimated useful life
Furniture, fixtures and equipment	2 to 3 years
Leasehold improvements	Over the lease term
Motor vehicles	5 years